CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues		¥ 2,507,817	$ 393,531	¥ 2,203,791	¥ 2,193,902
Cost of revenues (including share-based compensation expenses of RMB317,RMB146 and RMB101 for the years ended December 31, 2019, 2020 and 2021, respectively)		(376,189)	(59,032)	(387,272)	(396,316)
Gross profit		2,131,628	334,499	1,816,519	1,797,586
Operating expenses
Sales and marketing expenses (including share-based compensation expenses of RMB674 ,RMB14,278 and RMB-14 for the years ended December 31, 2019, 2020 and 2021, respectively)		(1,748,436)	(274,368)	(2,123,618)	(1,792,285)
Product development expenses		(61,325)	(9,623)	(66,528)	(101,717)
General and administrative expenses (including share-based compensation expenses of RMB1,979, RMB15,324 and RMB681for the years ended December 31, 2019, 2020 and 2021, respectively)		(207,602)	(32,577)	(275,391)	(363,307)
Total operating expenses		(2,017,363)	(316,568)	(2,465,537)	(2,257,309)
(Loss)/income from operations		114,265	17,931	(649,018)	(459,723)
Interest income		16,175	2,538	25,809	60,166
Interest expense		(10,929)	(1,715)	(11,692)	(14,312)
Other income, net		39,156	6,144	203,210	21,280
Impairment loss on long-term investments		(5,000)	(785)	(882)
Gain on disposal of subsidiaries		43,967	6,899
(Loss)/income before income tax expenses		197,634	31,012	(432,573)	(392,589)
Income tax (expenses)/benefit		19,618	3,078	236	(2,440)
(Loss)/gain from equity method investments		(4,886)	(767)	1,349	(136)
Net (loss)/income		212,366	33,323	(430,988)	(395,165)
Less: Net loss attributable to noncontrolling interest		(6,690)	(1,050)	(446)	(348)
Net (loss)/income attributable to Sunlands Technology Group		¥ 219,056	$ 34,373	¥ (430,542)	¥ (394,817)
Net (loss)/income per share attributable to ordinary shareholders of Sunlands Technology Group:
Basic and diluted | (per share)		¥ 32.56	$ 5.11	¥ (63.74)	¥ (57.81)
Weighted average shares used in calculating net (loss)/income per ordinary share:
Basic and diluted	[1]	6,727,552	6,727,552	6,754,134	6,830,058

[1]

Effective from August 31, 2021, the ratio of American Depositary Shares (“ADSs”) to Class A ordinary shares changed from each 25 ADSs representing one Class A ordinary share to each 2 ADSs representing one Class A ordinary share.